Trade and Other Payables - Summary of Trade And Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 5,670	$ 34,987
Accruals	8,544	10,589
Goods and services tax payable, net	(0)	906
Others	856	1,053
Total trade and other payables	15,070	47,535
Other payables, non-current	0	5,000
Total trade and other non-current payables	$ 0	$ 5,000